Supplemental Cash Flow Information - Summary of Cash Flow Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents
Cash	$ 637	$ 137
Investments with maturities from the date of acquisition of three months or less	790	313
Cash and cash equivalents	1,427	450	$ 1,026
Net change in non-cash working capital items
Trade and settlement receivables	(670)	(294)
Inventories	(412)	100
Prepaids and other current assets	(105)	(102)
Trade accounts payable and other liabilities	313	55
Net change in non-cash working capital items	(874)	(241)
Antamina
Cash and cash equivalents
Cash and cash equivalents	38	26
Quebrada Blanca
Cash and cash equivalents
Cash and cash equivalents	$ 88	$ 82